Income tax expense, Income Tax Expense (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Income tax expense [Abstract]
Current tax			$ 1,814	$ 6,698
Deferred tax			216	(472)
Income tax expense	$ (411)	$ 3,151	$ 2,030	$ 6,226